LEASES - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Operating leases
Other assets	$ 1,004	$ 881
Accrued liabilities	196	192
Other liabilities	897	775
Total operating lease liabilities	1,093	967
Finance leases
Property, plant and equipment	402	383
Accumulated depreciation	(204)	(161)
Property, plant and equipment—net	198	222
Current maturities of long-term debt	86	77
Long-term debt	99	145
Total finance lease liabilities	$ 185	$ 222
Weighted average remaining lease term
Operating leases	9 years	8 years
Finance leases	3 years	4 years
Weighted average discount rate
Operating leases	3.00%	2.10%
Finance leases	8.50%	7.80%
Operating lease, right-of-use asset, statement of financial position	Other assets	Other assets
Operating lease, liability, current, statement of financial position	Accrued Liabilities, Current	Accrued Liabilities, Current
Operating lease, liability, noncurrent, statement of financial position	Other liabilities	Other liabilities
Finance lease, right-of-use asset, statement of financial position	Property, plant and equipment—net	Property, plant and equipment—net
Finance lease, liability, current, statement of financial position	Less: Current maturities of long-term debt	Less: Current maturities of long-term debt
Finance lease, liability, noncurrent, statement of financial position	Total Long-term debt	Total Long-term debt